Incentive Compensation Plans - (Narrative) (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($) Installment shares	Mar. 31, 2018 USD ($) shares
Incentive Compensation Arrangements By Share Based Payment Award [Line Items]
Common stock reserved for future issuance | shares		37,920,000
Percentage of cash liquidation		54.40%
Options exchange for vested option in percentage		45.60%
Exercise price in percentage		25.00%
Fair value of vested share	$ 0	$ 0	$ 1,440,000
Number of installments | Installment		4
Share based expense		$ 9,807
Exit Vesting Options [Member]
Incentive Compensation Arrangements By Share Based Payment Award [Line Items]
Exit-vesting options		(i) the date that affiliates of Blackstone sell 25% of the equity interests of the Joint Venture held by it on March 1, 2017 (the "Transaction Date") at a specified weighted average price per share and McKesson distributes more than 50% of the equity interests of the Joint Venture held by it on the Transaction Date or (2) McKesson and affiliates of Blackstone collectively sell more than 25% of the aggregate equity interests held by McKesson and Blackstone on the Transaction Date at a specified weighted average price per share.
2.0x Performance Awards [Member]
Incentive Compensation Arrangements By Share Based Payment Award [Line Items]
Percentage of cash liquidation		54.40%
Options exchange for vested option in percentage		45.60%
Exercise price in percentage		25.00%
Restricted Stock Units (RSUs) [Member]
Incentive Compensation Arrangements By Share Based Payment Award [Line Items]
Vested portion in percentage		54.40%
Share granted | shares			316,000
Time Vesting Options [Member]
Incentive Compensation Arrangements By Share Based Payment Award [Line Items]
Unrecognized expense		$ 36,933,000
Unrecognized expense weighted average period		2 years 2 months 12 days